SEMI-ANNUAL REPORT


                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
                                LARGE CAP GROWTH
                                   EQUITY FUND





                                       MDL
                                 APRIL 30, 1999

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


                                     Face        Market
MDL BROAD MARKET                    Amount        Value
FIXED INCOMEFUND                     (000)        (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (60.0%)
   U.S. Treasury Notes
        5.000%, 02/28/01            $ 4,800     $ 4,792
        5.625%, 05/15/01              1,300       1,313
        6.375%, 08/15/02                675         697
        6.250%, 02/15/03              1,315       1,359
        4.250%, 11/15/03              1,000         960
        6.500%, 05/15/05                935         989
        6.625%, 05/15/07                995       1,071
        5.625%, 05/15/08                150         152
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,479)                                11,333
                                                -------

ASSET-BACKED SECURITY (11.6%)
   American Express Credit Account
     Master Trust Series 1999-1
        5.600%, 11/15/06              2,200       2,191
                                                -------
TOTAL ASSET-BACKED SECURITY
   (Cost $2,196)                                  2,191
                                                -------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS (10.4%)
   Fannie Mae
        6.500%, 11/01/28                960         955
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                103         102
   GNMA
        6.500%, 01/15/26                205         204
        6.500%, 04/15/26                157         157
        6.500%, 12/15/27                 40          41
        6.500%, 06/15/28                245         244
        6.500%, 10/15/28                267         266
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $1,994)                                  1,969
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATION (9.5%)
   Fannie Mae
        5.100%, 09/25/00              1,800       1,797
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $1,806)                                  1,797
                                                -------

CORPORATE OBLIGATION (1.3%)
COMMUNICATIONS (1.3%)
   Pacific Bell
        6.875%, 08/15/06                235         245
                                                -------
TOTAL CORPORATE OBLIGATION
   (Cost $252)                                      245
                                                -------

                                     Face        Market
                                    Amount        Value
                                     (000)        (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (6.4%)
   Morgan Stanley
     4.50%, dated 04/30/99, matures
     05/03/99, repurchase price
     $1,204,424 (collateralized by
     U.S. Treasury Bill, 07/29/99,
     market value $1,235,016)       $ 1,204     $ 1,204
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,204)                                  1,204
                                                -------

TOTAL INVESTMENTS (99.2%)
   (Cost $18,931)                                18,739
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.8%)            155
                                                -------

NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no par value)
     based on 1,887,683 outstanding shares
     of beneficial interest                      19,599
   Accumulated Net Realized Loss
     on Investments                                (513)
   Net Unrealized Depreciation
     on Investments                                (192)
                                                -------
TOTAL NET ASSETS (100.0%)                       $18,894
                                                =======

   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.01
                                                 ======

CL -- CLASS
CMO  -- COLLATERALIZED MORTGAGE OBLIGATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
                                       1

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                                 Market
MDL LARGE CAP                                    Value
GROWTH FUND                          Shares       (000)
-------------------------------------------------------
COMMON STOCK (99.6%)
AIR TRANSPORTATION (3.3%)
   AMR*                               7,015     $   490
   FDX*                               2,545         286
                                                -------
                                                    776
                                                -------
AEROSPACE (1.3%)
   Boeing                             7,625         310
                                                -------
BANKS (11.2%)
   Bank of America                    5,795         417
   Bank of New York                  14,504         580
   Bank One                           3,685         217
   BankBoston                         7,045         345
   Chase Manhattan                    3,000         248
   First Union                        3,900         216
   Mellon Bank                        8,245         613
                                                -------
                                                  2,636
                                                -------
BEAUTY PRODUCTS (1.0%)
   Procter & Gamble                   2,600         244
                                                -------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.6%)
   Chancellor Media, Cl A*            5,530         303
   Omnicom Group                      4,160         302
                                                -------
                                                    605
                                                -------
BUILDING & CONSTRUCTION (0.8%)
   Centex                             5,325         195
                                                -------
CHEMICALS (1.7%)
   B.F. Goodrich                     10,075         400
                                                -------
COMMUNICATIONS EQUIPMENT (2.7%)
   Lucent Technologies                5,970         359
   Tellabs*                           2,425         265
                                                -------
                                                    624
                                                -------
COMPUTERS & SERVICES (14.9%)
   America Online*                    3,000         428
   Cisco Systems*                     6,785         774
   Compaq Computer                    9,265         207
   IBM                                3,280         686
   Microsoft*                        11,468         933
   Oracle Systems*                   17,400         471
                                                -------
                                                  3,499
                                                -------
MEDICAL/HEALTH CARE (9.3%)
   Johnson & Johnson                  3,285         320
   McKesson HBOC                      3,550         124
   Merck & Co.                        8,460         594
   Pfizer                             3,725         429
   Schering-Plough                    7,266         351
   Warner Lambert                     5,580         379
                                                -------
                                                  2,197
                                                -------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------
ELECTRICAL SERVICES (5.4%)
   FPL Group                          7,144     $   403
   General Electric                   8,265         872
                                                -------
                                                  1,275
                                                -------
FINANCIAL SERVICES (4.7%)
   American Express                   2,650         346
   Citigroup                          7,050         531
   Fannie Mae                         3,165         225
                                                -------
                                                  1,102
                                                -------
FOOD, BEVERAGE & TOBACCO (2.6%)
   Campbell Soup                      5,575         229
   Coca-Cola                          5,445         370
                                                -------
                                                    599
                                                -------
HOUSEHOLD PRODUCTS (3.6%)
   Clorox                             4,600         531
   Maytag                             4,545         311
                                                -------
                                                    842
                                                -------
INSURANCE (1.4%)
   American International Group       2,775         326
                                                -------
MACHINERY (4.0%)
   Applied Materials*                 5,000         268
   Baker Hughes                       9,423         282
   United Technologies                2,625         380
                                                -------
                                                    930
                                                -------
MANUFACTURING (1.9%)
   Tyco International                 5,549         451
                                                -------
MARINE TRANSPORTATION (1.1%)
   Carnival                           5,970         246
                                                -------
PETROLEUM REFINING (4.7%)
   Exxon                              5,520         459
   Royal Dutch Petroleum ADR          4,740         278
   Sunoco                            10,055         359
                                                -------
                                                  1,096
                                                -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.9%)
   Xerox                              3,700         217
                                                -------
PRINTING & PUBLISHING (1.3%)
   Time Warner                        4,500         315
                                                -------
RETAIL (8.1%)
   Costco*                            4,473         362
   Federated Department Stores*       6,849         320
   Staples*                           7,680         230
   Wal-Mart Stores                   21,620         995
                                                -------
                                                  1,907
                                                -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                  Shares/Face    Market
MDL LARGE CAP                        Amount       Value
GROWTH FUND (concluded)               (000)       (000)
-------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (3.8%)
   Intel                              7,350     $   450
   LSI Logic*                         6,550         223
   Texas Instruments                  2,200         225
                                                -------
                                                    898
                                                -------
STEEL & STEEL WORKS (1.3%)
   Alcoa                              5,000         311
                                                -------
TELEPHONES & TELECOMMUNICATION (7.9%)
   AT&T                               6,562         331
   Bell Atlantic                      5,640         325
   MCI WorldCom*                      3,200         263
   SBC Communications                 8,915         499
                                                -------
                                                  1,418
                                                -------
TOTAL COMMON STOCK
   (Cost $20,981)                                23,419
                                                -------

REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley
     4.50%, dated 04/30/99, matures
     05/03/99, repurchase price
     $49,274 (collateralized by
     U.S. Treasury Bill, 07/29/99,
     market value $50,526)          $    49          49
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $49)                                        49
                                                =======

TOTAL INVESTMENTS (99.8%)
   (Cost $21,030)                                23,468
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.2%)             36
                                                -------

NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no par value)
     based on 1,652,609 outstanding shares
     of beneficial interest                      19,964
   Distributions in Excess of Net
     Investment Income                              (16)
   Accumulated Net Realized Gain
     on Investments                               1,118
   Net Unrealized Appreciation
     on Investments                               2,438
                                                -------
TOTAL NET ASSETS (100.0%)                       $23,504
                                                =======

   Net Asset Value, Offering and Redemption
     Price Per Share                             $14.22
                                                =======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1999                        (Unaudited)


                                                                              MDL BROAD       MDL LARGE
                                                                            MARKET FIXED     CAP GROWTH
                                                                           INCOME FUND(1)      FUND(1)
                                                                             10/31/98 TO     10/31/98 TO
                                                                               4/30/99         4/30/99
                                                                                (000)           (000)
---------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income........................................................       $   --        $   96
   Interest ..............................................................          410             4
---------------------------------------------------------------------------------------------------------
     Total Investment Income..............................................          410           100
---------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..............................................           51           101
   Investment Advisory Fee Waiver ........................................          (51)          (56)
   Reimbursements by Advisor .............................................           (3)           --
   Administrative Fees ...................................................           40            40
   Custodian Fees ........................................................            2             2
   Professional Fees .....................................................           14            12
   Transfer Agent Fees ...................................................            7             8
   Printing Fees .........................................................            5             7
   Trustee Fees ..........................................................            2             2
   Registration Fees .....................................................            4             3
   Organizational Costs ..................................................            1            --
---------------------------------------------------------------------------------------------------------
   Total Expenses, Net ...................................................           72           119
---------------------------------------------------------------------------------------------------------
       Net Investment Income/(Loss) ......................................          338           (19)
---------------------------------------------------------------------------------------------------------
   Net Realized Gain/(Loss) from Securities Sold .........................         (524)        1,126
   Net Unrealized Appreciation/(Depreciation) of Investment Securities ...         (329)        1,882
---------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain/(Loss) on Investments ..............         (853)        3,008
---------------------------------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets Resulting From Operations .......        $(515)       $2,989
=========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The Funds commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS              THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1999 (Unaudited) and the year ended October 31, 1998

                                                                           MDL BROAD              MDL LARGE
                                                                         MARKET FIXED             CAP GROWTH
                                                                         INCOME FUND(1)             FUND(1)
                                                                     ----------------------------------------------
                                                                       11/01/98  11/01/97      11/01/98  11/01/97
                                                                        4/01/99  10/31/98       4/01/99  10/31/98
                                                                         (000)    (000)          (000)    (000)
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..........................................    $   338   $     69       $  (19)  $      5
   Net Realized Gain/(Loss) from Securities Sold ...................      (524)        12        1,126         (8)
   Net Unrealized Appreciation/(Depreciation) of Investment Securities    (329)         137      1,882        556
-------------------------------------------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets Resulting From Operations        (515)       218        2,989        553
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................       (339)       (69)          --         (2)
   Realized Capital Gains .........................................         --         --           --         --
-------------------------------------------------------------------------------------------------------------------
   Total Distributions.............................................       (339)       (69)          --         (2)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ....................................     14,642      5,383       15,102      5,464
   Reinvestment of Cash Distributions .............................        293         50           --          2
   Cost of Shares Redeemed ........................................       (598)      (171)        (576)       (28)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived From Capital Share Transactions       14,337      5,262       14,526      5,438
-------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets ...................................     13,483      5,411       17,515      5,989
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................      5,411         --        5,989         --
-------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................    $18,894   $  5,411      $23,504   $  5,989
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................      1,400        528        1,190        508
   Issued in Lieu of Cash Distributions ...........................         29          5           --         --
   Redeemed .......................................................        (58)       (17)         (43)        (2)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions .............................      1,371        516        1,147        506
===================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The Funds commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                            THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30,1999 (Unaudited) and for the period ended October 31, 1998
                                              (Unaudited)
For a Share Outstanding Throughout Each Period

                                                                                                    Ratio
          Net               Realized and                  Net                                       of Net
         Asset               Unrealized  Distributions   Asset               Net       Ratio      Investment
         Value      Net       Gains or     from Net      Value             Assets    of Expenses    Income
       Beginning Investment (Losses) on   Investment      End    Total       End     to Average   to Average
       of Period   Income    Securities     Income     of Period Return   of Period  Net Assets   Net Assets
       --------- ---------- ------------ ------------- --------- ------   ---------  ----------   ----------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
1999     $10.48     0.21       (0.47)        (0.21)     $10.01  (2.53)%(2)  $18,894     0.90%*       4.25%*
1998(1)  $10.00     0.19       (0.11)        (0.19)     $10.48   9.10%      $ 5,411     0.90%        4.38%

-------------------------
MDL LARGE CAP GROWTH FUND
-------------------------
1999     $11.84    (0.02)       2.40)           --      $14.22   20.10%(2)  $23,504     1.26%*      (0.20)*
1998(1)  $10.00     0.04        1.83         (0.03)      11.84   18.72%     $ 5,989     1.26         0.41

                              Ratio
          Ratio               of Net
       of Expenses          Investment
        to Average          Income to
        Net Assets         Average Net
        (Excluding      Assets (Excluding  Portfolio
        Waivers and        Waivers and      Turnover
       Reimbursements)   Reimbursements)      Rate
       ---------------  -----------------  ----------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
1999       1.58%*             3.57%*        61.37%
1998(1)   11.24%*           (5.96)%         72.82%

-------------------------
MDL LARGE CAP GROWTH FUND
-------------------------
1999       1.86%*            (0.80)%*       121.90%
1998(1)   12.88%*           (11.21)%*       127.68%

Amounts designated as "--" are either $0 or have been rounded to $0.
 *  Annualized
(1) The Fund commenced operations on October 31, 1997.
(2) Total return is for the period indicated and has not been annualized.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Equity Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed Income Fund and are paid monthly. The MDL Large Cap Growth Fund declares dividends from net investment income quarterly and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.



4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average net assets; and .10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Funds and MDL Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1999 under which the Adviser receives an annual fee equal to .45% and .74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds to an annual rate of not more than .90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1999 are as follows:


                             MDL BROAD        MDL LARGE
                           MARKET FIXED      CAP GROWTH
                           INCOME FUND          FUND
                           ------------      -----------
Purchases
     Government ..........    $28,528         $     --
     Other ...............      2,337           25,494
Sales
     Government ..........    $17,550         $     --
     Other ...............         --           10,849

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1999, are as follows:

                             MDL BROAD       MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND         FUND
                           ------------     ----------
Aggregate gross
     unrealized
     appreciation ........    $     4         $3,175
Aggregate gross
     unrealized
     depreciation ........       (196)          (737)
                              -------         ------
Net unrealized
     appreciation/
     (depreciation) ......    $  (192)        $2,438
                              =======         ======

                                      NOTES

     TRUST:
     The Advisor's Inner Circle Fund

     MDL FUNDS:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     ADVISER:
     MDL Capital Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

     For information call: 1-800-932-7781






     MDL-F-003-03